APPROVAL OF THE CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
APPROVAL OF THE CONSOLIDATED FINANCIAL STATEMENTS	26. APPROVAL OF THE CONSOLIDATED FINANCIAL STATEMENTS The consolidated financial statements were authorized for issue by the Group’s management on April 26, 2024. Financial Statement Schedules